Debt - Schedule of Third Party Loans (Details) (10-K) - USD ($)		Mar. 31, 2020		Sep. 30, 2019		Sep. 30, 2018
Total third-party loans		$ 503,062		$ 424,191		$ 542,799
Wei Wang [Member]
Total third-party loans		423,156	[1]	420,268	[1]	436,802	[2]
Xueyan Zhou [Member]
Total third-party loans			[1]	3,923	[1]	4,077	[2]
Chanping Song [Member]
Total third-party loans	[2]					$ 101,920

[1]	During the Company's normal course of business, the Company also borrows funds from several third-party individuals or third party company as working capital. These borrowings are short-term, interest free and payable on demand. As of March 31, 2020 and September 30, 2019, loans payable to third-parties amounted to $503,062 and $424,191, respectively. The March 31,2020 third-party loans balance has been fully repaid upon maturity as of the date of this filing.
[2]	During the Company's normal course of business, the Company also borrows funds from several third-party individuals as working capital. These borrowings are short-term, interest free and payable on demand. As of September 30, 2019 and 2018, loans payable to third-parties amounted to $424,191 and $542,799, respectively.